Annual Total Returns [BarChart] - LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class	May 01, 2021
Bar Chart Table:
2014	(0.21%)
2015	(4.32%)
2016	2.85%
2017	13.20%
2018	(7.24%)
2019	16.63%
2020	10.81%